UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               --------------

Check here if Amendment |_| ; Amendment Number:
                                                ----
    This Amendment (Check only one): |_|   is a restatement.
                                     |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First United Bank & Trust
         -------------------------------
Address: 19 South Second Street
         -------------------------------
         Oakland, Maryland 21550
         -------------------------------

Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eugene D. Helbig, Jr.
         -------------------------------
Title:   Senior Trust Officer/SVP
         -------------------------------
Phone:   301-533-2360
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.       Oakland, Maryland          July 15, 2011
-------------------------       -----------------          -------------
       Signature                   City, State                 Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 77
                                                               -----------

Form 13F Information Table Value Total:                            $62,299
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
        NAME OF ISSUER                CLASS        CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------ ----------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ACCENTURE LTD                                    G1151C101      685     11339   SH           SOLE              11339     0      0
AT&T INC                                 COM     00206R102      500     15922   SH           SOLE              15922     0      0
ABBOTT LABS                              COM      2824100       656     12470   SH           SOLE              12470     0      0
AECOM TECHNOLOGY CORP DELAWA                     00766T100      403     14752   SH           SOLE              14752     0      0
ALLSCRIPTS HEALTHCARE SOLUTIONS
  INC                                            01988P108      399     20550   SH           SOLE              20550     0      0
APPLE INC                                COM     37833100       202       601   SH           SOLE                601     0      0
BECTON DICKINSON AND COMPANY                     75887109       438      5080   SH           SOLE               5080     0      0
BRISTOL MYERS SQUIBB CO                  COM     110122108     1607     55514   SH           SOLE              55514     0      0
CSX CORP                                 COM     126408103      876     33426   SH           SOLE              33426     0      0
CHEVRONTEXACO                                    166764100     1489     14477   SH           SOLE              14477     0      0
CISCO SYS INC                            COM     17275R102      300     19219   SH           SOLE              19219     0      0
COCA COLA CO                             COM     191216100     1177     17486   SH           SOLE              17486     0      0
CORNING INC                              COM     219350105      495     27262   SH           SOLE              27262     0      0
COSTCO WHSL CORP NEW                             22160K105      370      4555   SH           SOLE               4555     0      0
DANAHER CORP DEL                         COM     235851102     1639     30937   SH           SOLE              30937     0      0
DEERE & COMPANY                                  244199105     1010     12256   SH           SOLE              12256     0      0
DISNEY WALT CO                       COM DISNEY  254687106      538     13782   SH           SOLE              13782     0      0
DOMINION NEW RES INC VA NEW                      25746U109     1455     30146   SH           SOLE              30146     0      0
DU PONT E I DE NEMOURS & CO              COM     263534109     1255     23221   SH           SOLE              23221     0      0
EXELON CORP                                      30161N101      693     16188   SH           SOLE              16188     0      0
EXXON MOBIL CORP                         COM     30231G102     2498     30694   SH           SOLE              30694     0      0
FIRST UNITED CORPORATION                         33741H107     1433    288347   SH           SOLE             285347  3000      0
GENERAL ELEC CO                          COM     369604103      220     11655   SH           SOLE              11655     0      0
GILEAD SCIENCES INC                              375558103      353      8520   SH           SOLE               8520     0      0
GRAINGER W W INC                                 384802104      783      5093   SH           SOLE               5093     0      0
HEINZ H J CO                             COM     423074103     1025     19242   SH           SOLE              19242     0      0
INTEL CORP                               COM     458140100      602     27168   SH           SOLE              27168     0      0
INTERNATIONAL BUSINESS MACHS             COM     459200101     1127      6571   SH           SOLE               6571     0      0
ISHARES DOW JONES TRANSPORTA                     464287192      922      9413   SH           SOLE               9413     0      0
ISHARES TRUST MSCI EMERGIN                       464287234      618     12996   SH           SOLE              12996     0      0
ISHARES MSCI EAFE INDEX FUND                     464287465      289      4812   SH           SOLE               4812     0      0
ISHARE RUSSELL MID CAP VALUE                     464287473     1300     27224   SH           SOLE              27224     0      0
ISHARE RUSELL MID CAP GROWTH                     464287481      586      9472   SH           SOLE               9472     0      0
ETF- ISHARES TRUST MID CAP I                     464287499      471      4309   SH           SOLE               4309     0      0
ISHARES RUSSELL 1000 VAL INDEX                   464287598     1023     14984   SH           SOLE              14984     0      0
ISHARES RUSSELL 1000 GROWTH INDEX
  FD                                             464287614     1504     24707   SH           SOLE              24707     0      0
ISHARES RUSSELL 2000 VALUE                       464287630      824     11232   SH           SOLE              11232     0      0
ISHARES TR RUSSELL 2000 GROWTH
  INDEX FD                                       464287648      588      6200   SH           SOLE               6200     0      0
ISHARES-TELECOMMUNICATIONS                       464287713      205      8225   SH           SOLE               8225     0      0
ISHARES-TECHNOLOGY                               464287721     1337     20559   SH           SOLE              20559     0      0
ISHARES TR DJ US REAL EST                        464287739     1110     18416   SH           SOLE              18416     0      0
ISHARES - HEALTH                                 464287762      845     11457   SH           SOLE              11457     0      0
J P MORGAN CHASE & CO                            46625H100      362      8854   SH           SOLE               8854     0      0
JOHNSON & JOHNSON                        COM     478160104     1392     20924   SH           SOLE              20924     0      0
JUNIPER NETWORKS                                 48203R104      286      9075   SH           SOLE               9075     0      0
KOHL'S CORP (WISCONSIN)                          500255104     1144     22875   SH           SOLE              22875     0      0
LOWES COS INC                            COM     548661107      932     39989   SH           SOLE              39989     0      0
M & T BANK CORP                                  55261F104      398      4531   SH           SOLE               4531     0      0
MCDONALDS CORP                           COM     580135101      921     10920   SH           SOLE              10920     0      0
MEADWESTVACO CORP                                583334107      333     10013   SH           SOLE              10013     0      0
NATIONAL OILWELL VARCO INC                       637071101      405      5175   SH           SOLE               5175     0      0
NUVEEN INSD TAX-FREE ADVANTAGE
  MUN FD                                 COM     670657105      174     12713                SOLE              12713     0      0
OCCIDENTAL PETE CORP DEL                 COM     674599105      201      1936   SH           SOLE               1936     0      0
PEPSICO INC                              COM     713448108      885     12566   SH           SOLE              12566     0      0
POWERSHARE QQQ TR                                73935A104     3072     53863   SH           SOLE              53863     0      0
POWERSHARES WATER RESOURCE P              P      73935X575      219     11326   SH           SOLE              11326     0      0
POWERSHARES OIL SERVICES                         73935X625      923     37579   SH           SOLE              37579     0      0
PRAXAIR INC                              COM     74005P104     1061      9793   SH           SOLE               9793     0      0
PRICE T ROWE GROUP INC                           74144T108      771     12782   SH           SOLE              12782     0      0
PROCTER & GAMBLE CO                      COM     742718109      778     12237   SH           SOLE              12237     0      0
PRUDENTIAL FINANCIAL INC                         744320102      400      6287   SH           SOLE               6287     0      0
RYDEX ETF TR S&P 500 EQUAL
  WEIGHTED INDEX FD                              78355W106      334      6606   SH           SOLE               6606     0      0
SPDR TRUST UNIT                                  78462F103     3682     27902   SH           SOLE              27902     0      0
SPDR GOLD TRUST ETF                              78463V107      299      2045   SH           SOLE               2045     0      0
SPDR DOW JONES INDL AVERAGE                      78467X109      633      5113   SH           SOLE               5113     0      0
SCHLUMBERGER LTD                         COM     806857108      831      9614   SH           SOLE               9614     0      0
SPDR - BASIC MATERIALS                           81369Y100      341      8657   SH           SOLE               8657     0      0
SPDR - CONSUMER STAPLES                          81369Y308      482     15429   SH           SOLE              15429     0      0
SPDR CONSUMER DISCRETIONARY                      81369Y407      554     13779   SH           SOLE              13779     0      0
SPDR - ENERGY                                    81369Y506      511      6780   SH           SOLE               6780     0      0
S&P FINANCIAL SELECT SECTOR
  SPDRFUND                                       81369Y605      157     10200   SH           SOLE              10200     0      0
SPDR - INDUSTRIAL                                81369Y704      575     15440   SH           SOLE              15440     0      0
STATE ST CORP                                    857477103      472     10458   SH           SOLE              10458     0      0
TEXAS INSTRS INC                         COM     882508104      379     11554   SH           SOLE              11554     0      0
TRACTOR SUPPLY                                   892356106      473      7075   SH           SOLE               7075     0      0
VERIZON COMMUNICATIONS                           92343V104     1406     37773   SH           SOLE              37773     0      0
WASTE MANAGEMENT INC                             94106L109      663     17800   SH           SOLE              17800     0      0

GRAND TOTALS                                                  62299   1470142                                1467142  3000      0